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Class N | NICHOLAS LTD EDITION INC
SUMMARY – NICHOLAS LIMITED EDITION, INC.
Investment Objective
The Fund strives to increase the value of your investment over the long-term (“long-term growth”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class N NICHOLAS LTD EDITION INC Class N USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Wire Redemption Fee	$ 15.00
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class N NICHOLAS LTD EDITION INC Class N
Management Fees	0.75%
Distribution (12b-1) Fees	0.18%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.11%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Class N | NICHOLAS LTD EDITION INC | Class N | USD ($)	113	353	612	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.56% of the average value of the portfolio.
Principal Investment Strategies
To pursue the Fund’s investment objective of long-term growth, it primarily invests in common stocks of domestic corporations with small- and medium-sized market capitalizations believed to have growth potential. The Fund believes a company’s annual sales volume and market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company’s size. In distinguishing company size in terms of sales volume, the Fund considers a company’s sales volume relative to peer companies in the company’s industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $3 billion as “small,” between $3 billion and $25 billion as “medium,” and greater than $25 billion as “large.” To a lesser extent, the Fund may invest in companies with large market capitalizations. The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund’s investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company’s stock will achieve superior performance. It is anticipated that a major portion of the Fund’s portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.
Principal Risks of Investing
As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.

The principal risks of investing in the Fund are:
  Market Risk – Market risk involves the possibility that the value of the Fund’s investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.
  Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Because the Fund will invest most of its assets in the securities of small- and mid-cap companies, the Fund may face additional risks. Small- to mid-cap companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy. Securities of small to medium capitalization companies also often fluctuate in price more than common stocks of larger capitalization companies.
  Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.
  Recent Market Events Risk – A novel coronavirus, first detected in December 2019, has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways.
Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objective will be achieved.
Performance
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.
Nicholas Limited Edition, Inc. – Class N

For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 15.36% (for the quarter ended December 31, 2010) and the lowest quarterly return was -17.26% (for the quarter ended September 30, 2011).
This next table shows how the average annual total returns for the one, five and ten year periods ending on December 31, 2019 (the Fund’s most recently completed calendar year), compared to the returns of broad measures of market performance and the performance average of similar mutual funds. The table also shows the average annual total returns for the Fund after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - Class N - NICHOLAS LTD EDITION INC	One Year	Five Year	Ten Year
Class N	27.09%	10.43%	12.96%
Class N | Return After Taxes on Distributions	25.41%	8.25%	11.02%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	17.24%	7.86%	10.39%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	28.48%	9.34%	13.01%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	25.52%	8.23%	11.83%
Morningstar Small-Cap Growth Category (reflects no deduction for taxes)	27.68%	9.92%	12.68%

Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.